Borrowings and debentures (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 42,236	R$ 35,716
Current liabilities	2,029	1,382
Non-current liabilities	40,207	34,334
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 37,164	31,065
Foreign Currency [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	Note 16
Total	R$ 31,980	26,124
Foreign Currency [Member] | Loans Indexed To S O F R [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	1.55
Total	R$ 5,604	5,313
Borrowings maturity	Jan/2024 to Feb/2031
Foreign Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	6.41
Total	R$ 58	82
Borrowings maturity	Apr/2024 to May/2029
Foreign Currency [Member] | Transactions Costs [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ (478)	(454)
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 5,072	4,651
Local Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	7.04
Total	R$ 19	19
Borrowings maturity	Jan/2024 to Dec/2035
Local Currency [Member] | Transactions Costs [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ (28)	(32)
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	Note 16
Total	R$ 3,910	3,926
Local Currency [Member] | Loans Indexed To I P C A [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	6.01
Total	R$ 341	390
Borrowings maturity	Jan/2024 to Jan/2031
Local Currency [Member] | Loans Indexed To C D I [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	1.48
Total	R$ 830	R$ 348
Borrowings maturity	Mar/2024 to Jul/2027